Cost of Sales	12 Months Ended
Dec. 31, 2025
Disclosure Of Cost Of Sales [Abstract]
Cost of Sales	Cost of Sales

	Year-ended December 31,
	2025	2024
Production costs	$379,656	$295,866
Royalties	34,850	18,893
Total	$414,506	$314,759